Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,457,655	$ 2,519,857
Unamortized debt issuance cost	(26,237)	(18,024)
Total	2,431,418	2,501,833
Short-term debt	10,190	10,190
Non-current debt	$ 2,421,228	$ 2,491,643